Total
Invesco Capital Appreciation Fund
Fund Summary
Investment Objective(s)
The Fund’s investment objective is to seek capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares – Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Invesco Capital Appreciation Fund	Class A		Class C	Class R	Class Y	Class R5	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	[1]	1.00%	none	none	none	none
[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Invesco Capital Appreciation Fund	Class A	Class C	Class R	Class Y	Class R5	Class R6
Management Fees	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%
Distribution and/or Service (12b-1) Fees	0.23%	1.00%	0.50%	none	none	none
Other Expenses	0.15%	0.15%	0.15%	0.15%	0.13%	0.06%
Total Annual Fund Operating Expenses	0.97%	1.74%	1.24%	0.74%	0.72%	0.65%

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Invesco Capital Appreciation Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	644	842	1,057	1,674
Class C	277	548	944	1,848
Class R	126	393	681	1,500
Class Y	76	237	411	918
Class R5	74	230	401	894
Class R6	66	208	362	810

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption - Invesco Capital Appreciation Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	644	842	1,057	1,674
Class C	177	548	944	1,848
Class R	126	393	681	1,500
Class Y	76	237	411	918
Class R5	74	230	401	894
Class R6	66	208	362	810

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 83% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund mainly invests in common stocks of “growth companies.” Growth companies are companies that the portfolio managers expect to have above-average growth rates. Currently, the Fund intends, under normal circumstances, to focus primarily on companies that are similar in size to companies in the Russell 1000 Growth Index. The Fund invests primarily in U.S. companies but may also purchase securities of issuers in any country, including developed countries and emerging markets. The Fund has no limits on the amount of its assets that can be invested in foreign securities. The portfolio managers look for growth companies with stock prices that they believe are reasonable in relation to overall stock market valuations. In seeking to invest across a variety of industries and market sectors, the portfolio managers focus on a number of factors that may vary in particular cases and over time. Currently, the portfolio managers look for:
◾
companies in business areas that have above-average growth potential
◾
companies with growth rates that the portfolio managers believe are sustainable over time
◾
stocks with reasonable valuations relative to their growth potential.
The Fund is non-diversified, which means it can invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can.
The Fund may sell the stocks of companies that the portfolio managers believe no longer meet the above criteria, but is not required to do so.

Principal Risks of Investing in the Fund
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer Capital Appreciation Fund (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the predecessor fund and the Fund from year to year as of December 31. The performance table compares the predecessor fund’s and the Fund’s performance to that of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
The returns shown for periods ending on or prior to May 24, 2019 are those of the Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Fund after the close of business on May 24, 2019. Class A, Class C, Class R, Class Y and Class R6 shares’ returns of the Fund will be different from the returns of the predecessor fund as they have different expenses. Performance for Class A shares has been restated to reflect the Fund’s applicable sales charge.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund’s website at www.invesco.com/us.

The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Annual Total Returns

Class A	Period Ended	Returns
Year-to-date	September 30, 2023	19.05%
Best Quarter	June 30, 2020	29.99%
Worst Quarter	June 30, 2022	-20.37%

Average Annual Total Returns (for the periods ended December 31, 2022)
Average Annual Returns - Invesco Capital Appreciation Fund	1 Year	5 Years		10 Years		Inception Date
Class A	(34.89%)	6.79%		10.17%		Jan. 22, 1981
Class C	(32.30%)	7.18%		10.12%		Dec. 01, 1993
Class R	(31.26%)	7.72%		10.51%		Mar. 01, 2001
Class Y	(30.94%)	8.25%		11.06%		Nov. 03, 1997
Class R5	(30.92%)	8.24%	[1]	10.91%	[1]	May 24, 2019
Class R6	(30.88%)	8.45%		11.26%		Dec. 29, 2011
After Taxes on Distributions | Class A	(35.02%)	3.94%		7.50%
After Taxes on Distributions and Sale of Fund Shares | Class A	(20.55%)	5.40%		7.95%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	(29.14%)	10.96%		14.10%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	(18.11%)	9.42%		12.56%
[1]	Performance shown prior to the inception date is that of the Fund’s and the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares' returns of the Fund will be different from Class A shares' returns of the Fund and the predecessor fund as they have different expenses

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.